Accounts and transactions with related parties - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assa Compañía de Seguros, S.A. | Insurance
Disclosure of transactions between related parties [line items]
Related party	$ 12,901	$ 13,247	$ 12,116
Desarrollos Inmobiliarios del Este, S.A. | Property leasing
Disclosure of transactions between related parties [line items]
Related party	3,266	3,382	3,564
Profuturo Administradora de Fondos de Pensión y Cesantía | Payments
Disclosure of transactions between related parties [line items]
Related party	5,129	4,875	4,572
Panama Air Cargo Terminal | Handling
Disclosure of transactions between related parties [line items]
Related party	4,308	3,509	3,889
Motta Internacional, S.A. | Purchase
Disclosure of transactions between related parties [line items]
Related party	1,276	1,199	1,013
Galindo, Arias & López | Legal services
Disclosure of transactions between related parties [line items]
Related party	0	395	407
GBM International, Inc. | Technological support
Disclosure of transactions between related parties [line items]
Related party	109	73	51
Global Brands, S.A. | Purchase
Disclosure of transactions between related parties [line items]
Related party	10	2	83
Televisora Nacional, S.A. | Communications
Disclosure of transactions between related parties [line items]
Related party	15	0	0
Banco General, S.A. | Interest income,net
Disclosure of transactions between related parties [line items]
Related party	$ (5,609)	$ (3,710)	$ (2,368)